Alliance
Municipal
Trust
--Virginia Portfolio

                           Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2002
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2002 (unaudited)      Alliance Municipal Trust - Virginia Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                           Yield         Value
--------------------------------------------------------------------------------
            MUNICIPAL
            BONDS - 81.3%
            PUERTO RICO - 3.3%
            Puerto Rico
            Commonwealth TRAN
            Series 02
$    4,500  7/30/03..........................      1.48%   $  4,526,052
                                                           ------------
            VIRGINIA - 78.0%
            Alexandria Educational
            Facility Revenue IDA
            (Church School Diocese
            of Virginia)
            Series 99
     2,870  1/01/30 (b)......................      1.55       2,870,000
            Arlington County
            (Ballston Public Parking
            Facility Project)
            Series 84
     2,550  8/01/17 (b)......................      1.15       2,550,000
            Arlington County GO
            (Public Improvement)
            Series 01
     1,115  2/01/03..........................      1.43       1,117,310
            Botetourt County IDR
            (Virginia Forge Co.
            Project)
            Series 96 AMT
       800  7/01/11 (b)......................      1.75         800,000
            Campbell County PCR
            (Georgia Pacific Power)
            AMT
     3,000  12/01/19 (b).....................      1.65       3,000,000
            Chesapeake Hospital
            Authority
            (Chesapeake General
            Hospital)
            Series 01A
     1,500  7/01/31 (b)......................      1.65       1,500,000
            Dinwiddie County IDA
            (Chaparral Steel Project)
            Series 99A AMT
     4,400  8/01/29 (b)......................      1.90       4,400,000
            Emporia IDA
            (Toll VA III L.P. Project)
            Series 99 AMT
     1,700  11/01/23 (b).....................      1.65       1,700,000
            Fairfax County IDA
            (Fairfax Hospital
            Systems)
            Series 88C
       980  10/01/25 (b).....................      1.55         980,000
            Fairfax County IDA
            (Hospital Revenue:
            Fairfax Hospital
            Systems)
            Series 88D
     7,590  10/01/25 (b).....................      1.55       7,590,000
            Fairfax County IDR
            (Fair Lakes/ D&K LP)
            Series 96 AMT
     3,840  8/01/16 (b)......................      1.65       3,840,000
            Hampton
            Redevelopment &
            Housing Authority
            MFHR
            (Township Apartments
            Project)
            Series 98
     5,300  2/01/28 (b)......................      1.60       5,300,000
            Harrisonburg Housing
            Authority
            (Misty Ridge Project)
            Series 91A
     2,655  3/01/16 (b)......................      1.62       2,655,000
            Harrisonburg MFHR
            (Huntington Village
            Apartments Project)
            Series 01 AMT
     3,500  8/15/33 (b)......................      1.60       3,500,000
            Henrico County Health
            Facility Revenue
            (Hermitage)
            Series 98
     1,350  8/01/23 (b)......................      1.55       1,350,000
            Henrico EDA
            (White Oak
            Semiconductor)
            Series 00 AMT
     9,000  10/01/27 (b).....................      1.65       9,000,000
            Henry County IDA
            (Amfibe, Inc. Project)
            Series 98 AMT
     1,300  1/01/13 (b)......................      1.65       1,300,000

                                                      Alliance Municipal Trust -
STATEMENT OF NET ASSETS (continued)                           Virginia Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                           Yield         Value
--------------------------------------------------------------------------------
            James City IDR
            (Greystone of Virginia,
            Inc.)
            Series 98 AMT
$    3,900  9/01/08 (b)......................      1.70%   $  3,900,000
            King George County
            IDA
            (Birchwood Power
            Project)
            Series 95 AMT
     1,800  11/01/25 (b).....................      1.80       1,800,000
            King George County
            IDA
            (Birchwood Power
            Project)
            Series 97 AMT
     2,900  3/01/27 (b)......................      1.80       2,900,000
            King George County
            IDA SWDR
            (Garnet of VA, Inc.)
            Series 96 AMT
     5,390  9/01/21 (b)......................      1.65       5,390,000
            Loudoun County IDA
            (Atlantic Coast Airlines)
            Series 01 AMT
       620  6/01/22 (b)......................      1.90         620,000
            Loudoun County IDA
            Residental Care Facility
            (Falcons Landing
            Project)
            Series 98
     4,885  11/01/28 (b).....................      1.50       4,885,000
            Louisa County IDA
            (Pooled Financing)
            Series 95
     1,140  1/01/20 (b)......................      1.55       1,140,000
            Louisa County IDA
            (University of Virginia
            Health Services
            Foundation)
            Series 00
     3,000  10/01/30 (b).....................      1.55       3,000,000
            Metropolitan Washington
            DC Airport Authority
            (Airport Systems
            Revenue)
            Series 02C FSA
     5,000  10/01/21 (b).....................      1.70       5,000,000
            Nelson County IDA
            (Taylor Ramsey Corp.)
            Series 99 AMT
       810  8/01/09 (b)......................      1.65         810,000
            Newport News
            Redevelopment &
            Housing MFHR
            (Springhouse
            Apartments)
            Series 01
     3,500  9/01/26 (b)......................      1.60       3,500,000
            Peninsula Ports
            Authority
            (Dominion Terminal
            Project)
            Series 87D
       100  7/01/16 (b)......................      1.75         100,000
            Richmond IDA
            (Church School in
            Diocese VA)
            Series 02
     3,000  5/01/32 (b)......................      1.50       3,000,000
            Richmond
            Redevelopment MFHR
            (Tobacco Row)
            Series 89B-2 AMT
     1,000  10/01/24 (b).....................      1.65       1,000,000
            Richmond
            Redevelopment MFHR
            (Tobacco Row)
            Series 89B-8 AMT
     3,555  10/01/24 (b).....................      1.70       3,555,000
            Suffolk GO
            (Public Improvement)
            Series 01
     1,050  5/01/03..........................      1.50       1,058,465
            Suffolk IDA Residential
            Care Facility
            (Lake Prince Center
            Project)
            Series 01
     6,600  10/01/31 (b).....................      1.75       6,600,000

                                   Alliance Municipal Trust - Virginia Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                           Yield         Value
--------------------------------------------------------------------------------
            Suffolk Redevelopment
            & Housing Authority
            MFHR
            (Oak Springs
            Apartments)
            Series 99
$    2,475  12/01/19 (b).....................      1.50%   $  2,475,000
            Virginia Beach
            Development Authority
            (Chesapeake Bay
            Academy)
            Series 00 AMT
     4,200  4/01/25 (b)......................      1.60       4,200,000
                                                           ------------
                                                            108,385,775
                                                           ------------
            Total Municipal Bonds
            (amortized cost
            $112,911,827)...........                        112,911,827
                                                           ------------
            COMMERCIAL
            PAPER - 18.6%
            FLORIDA - 2.8%
            Miami Dade Florida
            Aviation
            (Miami International
            Airport)
            Series A AMT
     3,875  1/14/03..........................      1.57       3,875,000
                                                           ------------
            KENTUCKY - 3.6%
            Pendleton County
            (Kentucky Association
            of County Leasing)
     5,000  1/09/03..........................      1.65       5,000,000
                                                           ------------
            NEW YORK - 1.5%
            New York Thruway
            Authority
            Series 00 CP-1
     2,000  1/08/03..........................      1.25       2,000,000
                                                           ------------
            NORTH
            CAROLINA - 1.7%
            Board Governors
            University
            (UNC at Chapel Hill)
            North Carolina State
            at Raleigh
     2,400  3/12/03..........................      1.30       2,400,000
                                                           ------------
            TEXAS - 2.9%
            Austin Combined
            Utility System
            (Travis & Williamson
            County)
            Series A
     4,000  1/17/03..........................      1.45       4,000,000
                                                           ------------
            VIRGINIA - 6.1%
            Norfolk IDA
            (Sentara Hospital)
     2,000  1/27/03..........................      1.12       2,000,000
            Peninsula Ports Authority
            (Coal Terminal Revenue)
            Series 87B
     2,500  1/16/03..........................      1.35       2,500,000
            Peninsula Ports Authority
            (Coal Terminal Revenue)
            Series 87B
     2,000  1/17/03..........................      1.55       2,000,000
            Peninsula Ports Authority
            (Coal Terminal Revenue)
            Series 87B
     2,000  1/17/03..........................      1.60       2,000,000
                                                           ------------
                                                              8,500,000
                                                           ------------
            Total Commercial Paper
            (amortized cost
            $25,775,000).....................                25,775,000
                                                           ------------
            TOTAL
            INVESTMENTS - 99.9%
            (amortized cost
            $138,686,827)....................               138,686,827
            Other assets less
            liabilities - 0.1%...............                   190,909
                                                           ------------
            NET ASSETS - 100%
            (offering and redemption
            price of $1.00 per share;
            138,885,761 shares
            outstanding).....................              $138,877,736
                                                           ============

                                                      Alliance Municipal Trust -
STATEMENT OF NET ASSETS (continued)                           Virginia Portfolio
================================================================================

(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT   -  Alternative Minimum Tax
      EDA   -  Economic Development Authority
      FSA   -  Financial Security Assurance
      GO    -  General Obligation
      IDA   -  Industrial Development Authority
      IDR   -  Industrial Development Revenue
      MFHR  -  Multi-Family Housing Revenue
      PCR   -  Pollution Control Revenue
      SWDR  -  Solid Waste Disposal Revenue
      TRAN  -  Tax & Revenue Anticipation Note

      See notes to financial statements.

STATEMENT OF OPERATIONS                               Alliance Municipal Trust -
Six Months Ended December 31, 2002 (unaudited)                Virginia Portfolio
================================================================================

INVESTMENT INCOME
   Interest ..................................................                        $   1,064,809
EXPENSES
   Advisory fee (Note B) .....................................     $     362,155
   Distribution assistance and administrative service (Note C)           318,993
   Custodian fees ............................................            36,534
   Transfer agency (Note B) ..................................            23,007
   Audit and legal fees ......................................            13,669
   Registration fees .........................................             7,207
   Printing ..................................................             7,067
   Trustees' fees ............................................             1,080
   Miscellaneous .............................................             3,363
                                                                   -------------
   Total expenses ............................................           773,075
   Less: expense reimbursement (Note B) ......................           (48,766)
                                                                   -------------
   Net expenses ..............................................                              724,309
                                                                                      -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                        $     340,500
                                                                                      =============

--------------------------------------------------------------------------------

See notes to financial statements.

                                                      Alliance Municipal Trust -
STATEMENT OF CHANGES IN NET ASSETS                            Virginia Portfolio
================================================================================

                                                                 Six Months Ended      Year Ended
                                                                 December 31, 2002       June 30,
                                                                    (unaudited)            2002
                                                                 =================    =============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income .....................................     $     340,500      $   1,257,220
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income .....................................          (340,500)        (1,257,220)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net decrease (Note E) .....................................        (3,406,786)       (17,209,023)
                                                                   -------------      -------------
   Total decrease ............................................        (3,406,786)       (17,209,023)
NET ASSETS
   Beginning of period .......................................       142,284,522        159,493,545
                                                                   -------------      -------------
   End of period .............................................     $ 138,877,736      $ 142,284,522
                                                                   =============      =============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2002 (unaudited)      Alliance Municipal Trust - Virginia Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio (the "Portfolio"), Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2002, the reimbursement amounted to $48,766.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 2002.

NOTES TO FINANCIAL STATEMENTS
(continued)                        Alliance Municipal Trust - Virginia Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan
Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2002, the distribution fee amounted to $181,077. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2002, such payments by the Portfolio amounted to $137,916, a portion of which was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At December 31, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2002, the Portfolio had a capital loss carryforward of $8,025, of which $7,897 expires in 2004 and $128 expires in the year 2005. To the extent that any capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. Dividends paid from net investment income for the year ended June 30, 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.01 par value) are authorized. At December 31, 2002, capital paid-in aggregated $138,885,761. Transactions, all at $1.00 per share, were as follows:

                                              Six Months Ended      Year Ended
                                              December 31, 2002      June 30,
                                                 (unaudited)           2002
                                              =================    ===========
Shares sold ...............................      125,737,019       208,512,225
Shares issued on reinvestments of dividends          340,500         1,257,220
Shares redeemed ...........................     (129,484,305)     (226,978,468)
                                                ------------      ------------
Net decrease ..............................       (3,406,786)      (17,209,023)
                                                ============      ============

FINANCIAL HIGHLIGHTS               Alliance Municipal Trust - Virginia Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                       Six Months
                                          Ended
                                       December 31,                                    Year Ended June 30,
                                           2002            ========================================================================
                                       (unaudited)             2002           2001           2000           1999           1998
                                       ============        ============   ============   ============   ============   ============
Net asset value, beginning of period   $       1.00        $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                       ------------        ------------   ------------   ------------   ------------   ------------
Income From Investment Operations
Net investment income (a) ..........           .003                .008           .029           .028           .023           .029
                                       ------------        ------------   ------------   ------------   ------------   ------------
Less: Dividends
Dividends from net investment income          (.003)              (.008)         (.029)         (.028)         (.023)         (.029)
                                       ------------        ------------   ------------   ------------   ------------   ------------
Net asset value, end of period .....   $       1.00        $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                       ============        ============   ============   ============   ============   ============
Total Return
Total investment return based on
    net asset value (b) ............            .24%                .82%          2.92%          2.84%          2.34%          2.90%
Ratios/Supplemental Data
Net assets, end of period
    (000's omitted) ................   $    138,878        $    142,285   $    159,494   $    131,928   $    113,932   $    123,822
Ratio to average net assets of:
    Expenses, net of waivers
      and reimbursements ...........           1.00%(c)            1.00%          1.00%          1.00%          1.00%           .93%
    Expenses, before waivers
      and reimbursements ...........           1.07%(c)            1.07%          1.06%          1.07%          1.07%          1.03%
    Net investment income (a) ......            .47%(c)             .84%          2.87%          2.81%          2.34%          2.86%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio Distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

                                   Alliance Municipal Trust - Virginia Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672

TRUSTEES
John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS
John D. Carifa, Chairman
Susan L. Matteson, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------
(1) Members of the Audit Committee.

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

Alliance Municipal Trust - Virginia Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

Option |1|   Option |2|
Fund Code |2| |1| |#|
For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

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